Other Property And Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Other Property And Equipment [Abstract]
Schedule Of Other Property And Equipment
Other property and equipment consisted of the following as of December 31, 2019: (in thousands)

Type	Depreciable Life	Gross Cost	Accumulated Depreciation	Net Book Value
Vehicles	2-3 yrs	295	146	149
Other	5-7 yrs	83	83	—
Total		$378	$229	$149

Other property and equipment consisted of the following as of December 31, 2018: (in thousands)

Type	Depreciable Life	Gross Cost	Accumulated Depreciation	Net Book Value
Vehicles	2-3 years	293	103	190
Other	5-7 years	83	83	—
Total		$376	$186	$190